Concentration of Risk (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Concentration of Risk [Abstract]
Schedule of Information of Revenue Derived from Vendors Accounted for More Than 10% of Total Purchases

Information as to the revenue derived from those customers that accounted for more than 10% of total revenue for the six months ended June 30, 2024 and 2025 are as follows:

	2024	2025
Percentage of total revenue
Customer A	62.2%	17.1%
Customer B	*	10.7%
Customer E	*	11.8%

*        Customer B and customer E accounted for less than 10% of total revenue for the six months ended June 30, 2024.

Information as to the revenue derived from those customers that accounted for more than 10% of total accounts receivable as of December 31, 2024 and June 30, 2025 are as follows:

	December 31, 2024	June 30, 2025
Percentage of total accounts receivables
Customer A	24.7%	*
Customer B	30.1%	40.0%
Customer C	15.8%	—
Customer D	12.4%	*
Customer F	*	29.2%
Customer G	*	11.9%

*      Customer F and G accounted for less than 10% of total accounts receivable as of December 31, 2024. Customer A and D accounted for less than 10% of total accounts receivable as of June 30, 2025.

Information as to the revenue derived from those vendors that accounted for more than 10% of total purchases for the six months ended June 30, 2024 and 2025 are as follows:

	2024	2025
Percentage of total purchase
Vendor A	34.8%	78.9%
Vendor B	65.2%	17.6%

Information as to the revenue derived from those customers that accounted for more than 10% of total revenue for the years ended December 31, 2023 and 2024 are as follows:

	2023	2024
Percentage of total revenue
Customer A	71.3%	41.0%
Customer B	*	13.4%

*        Customer B accounted for less than 10% of total revenue for the year ended December 31, 2023.

Information as to the revenue derived from those customers that accounted for more than 10% of total accounts receivable for the years ended December 31, 2023 and 2024 are as follows:

	2023	2024
Percentage of total accounts receivables
Customer A	44.7%	24.7%
Customer B	10.1%	30.1%
Customer C	—	15.8%
Customer D	11.0%	12.4%
Customer E	21.6%	—

Information as to the revenue derived from those vendors that accounted for more than 10% of total purchases for the years ended December 31, 2023 and 2024 are as follows:

	2023	2024
Percentage of total purchase
Vendor A	69.3%	60.9%
Vendor B	24.6%	37.6%